Equity (Details) - USD ($)	May 15, 2024	May 06, 2024	May 02, 2024	Apr. 30, 2024	Jun. 30, 2025	Mar. 21, 2025	Dec. 31, 2024
Equity [Line Items]
Ordinary stock, shares authorized					2,166,666,666		260,000,000,000
Ordinary stock, par value (in Dollars per share)					$ 0.0000462		$ 0.000000385
Authorized share capital (in Dollars)						$ 100,100
Extraordinary General Meeting [Member]
Equity [Line Items]
Ordinary stock, par value (in Dollars per share)						$ 0.0000462
Authorized share capital (in Dollars)					$ 100,099.9999692
Adjusted to ordinary shares						2,166,666,666.666
First Tranche [Member]
Equity [Line Items]
Offering related expenses (in Dollars)				$ 2,009,700
Second Tranche [Member]
Equity [Line Items]
Sale of units	1,275,862
Common Class A [Member]
Equity [Line Items]
Sale of units			6,930,000
Common Class A [Member] | Extraordinary General Meeting [Member]
Equity [Line Items]
Ordinary stock, shares authorized					2,166,250,000	6,498,750,000
Ordinary stock, par value (in Dollars per share)					$ 0.0000462
Common Class A [Member] | Second Tranche [Member]
Equity [Line Items]
Ordinary stock, par value (in Dollars per share)	$ 0.29
Common Class B [Member] | Extraordinary General Meeting [Member]
Equity [Line Items]
Ordinary stock, shares authorized					416,666	1,250,000
Ordinary stock, par value (in Dollars per share)					$ 0.0000462
Unissued Class B ordinary shares [Member]
Equity [Line Items]
Ordinary stock, par value (in Dollars per share)					$ 0.0000462
Underwritters Public Offering [Member]
Equity [Line Items]
Sale of units				10,000,000
Public Offering [Member] | First Tranche [Member]
Equity [Line Items]
Ordinary stock, par value (in Dollars per share)			$ 0.29
Ordinary shares [Member] | Extraordinary General Meeting [Member]
Equity [Line Items]
Ordinary stock, shares authorized					2,166,666,666	6,500,000,000
Ordinary stock, par value (in Dollars per share)					$ 0.0000462	$ 0.0000154
Ordinary shares [Member] | Second Tranche [Member]
Equity [Line Items]
Offering related expenses (in Dollars)				$ 370,000
Ordinary shares [Member] | Common Class A [Member]
Equity [Line Items]
Ordinary stock, shares authorized						2,166,250,000
Conversion of convertible notes		984,494
Ordinary shares [Member] | Common Class B [Member]
Equity [Line Items]
Ordinary stock, shares authorized						416,666.666